Fair Value and Fair Value Hierarchy of Financial Instruments - Schedule of Fair Value Measurement Hierarchy (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Fair Value Measurement Hierarchy [Line Items]
Financial assets	$ 7	$ 7
Quoted prices in active markets (Level 1) [Member]
Schedule of Fair Value Measurement Hierarchy [Line Items]
Financial assets	7	7
Significant observable inputs (Level 2) [Member]
Schedule of Fair Value Measurement Hierarchy [Line Items]
Financial assets
Significant observable inputs (Level 3) [Member]
Schedule of Fair Value Measurement Hierarchy [Line Items]
Financial assets
Dual Currency Structured Deposit [Member]
Schedule of Fair Value Measurement Hierarchy [Line Items]
Financial assets
Dual Currency Structured Deposit [Member] | Quoted prices in active markets (Level 1) [Member]
Schedule of Fair Value Measurement Hierarchy [Line Items]
Financial assets
Dual Currency Structured Deposit [Member] | Significant observable inputs (Level 2) [Member]
Schedule of Fair Value Measurement Hierarchy [Line Items]
Financial assets
Dual Currency Structured Deposit [Member] | Significant observable inputs (Level 3) [Member]
Schedule of Fair Value Measurement Hierarchy [Line Items]
Financial assets
Wealth Management Product [Member]
Schedule of Fair Value Measurement Hierarchy [Line Items]
Financial assets	7	7
Wealth Management Product [Member] | Quoted prices in active markets (Level 1) [Member]
Schedule of Fair Value Measurement Hierarchy [Line Items]
Financial assets	7	7
Wealth Management Product [Member] | Significant observable inputs (Level 2) [Member]
Schedule of Fair Value Measurement Hierarchy [Line Items]
Financial assets
Wealth Management Product [Member] | Significant observable inputs (Level 3) [Member]
Schedule of Fair Value Measurement Hierarchy [Line Items]
Financial assets